15 Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments by category
	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Non-financial assets	Total
As of December 31, 2020
Assets
Trade receivables	14,151	-	-	14,151
Other receivables	340	-	326	666
Cash and cash equivalents
Cash and Banks	1,638	-	-	1,638
Money market funds	-	2,724	-	2,724
Financial assets at fair value through profit or loss:
Government bonds	-	2,222	-	2,222
Financial assets at amortized cost:
Government bonds	317	-	-	317
Total	16,446	4,946	326	21,718

As of December 31, 2019
Assets
Trade receivables	16,961	-	-	16,961
Other receivables	429	-	-	429
Cash and cash equivalents		-	-
Cash and Banks	218	-	-	218
Financial assets at fair value through profit or loss:
Money market funds	-	3,798	-	3,798
Total	17,608	3,798	-	21,406

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2020
Liabilities
Trade payables	33,540	-	33,540
Other payables	9,284	-	9,284
Borrowings	8,404	-	8,404
Derivative financial instruments	-	1	1
Total	51,228	-	51,228

As of December 31, 2019
Liabilities
Trade payables	17,791	-	17,791
Other payables	10,367	-	10,367
Borrowings	13,418	-	13,418
Total	41,576	-	41,576

Schedule of income, expenses, gains and losses of financial instruments

The income, expenses, gains and losses resulting from each category of financial instruments are as follow:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Total
As of December 31, 2020
Interest income	55	-	55
Exchange differences	570	579	1,149
Changes in fair value of financial assets	-	989	989
Corporate Notes	415	-	415
Total	1,040	1,568	2,608

As of December 31, 2019
Interest income	78	-	78
Exchange differences	830	1,456	2,286
Changes in fair value of financial assets	-	383	383
Adjustment to present value	622	-	622
Total	1,530	1,839	3,369

As of December 31, 2018
Interest income	1,406	-	1,406
Exchange differences	6,000	-	6,000
Bank fees and expenses	(18)	-	(18)
Changes in fair value of financial assets	-	1,563	1,563
Adjustment to present value	(1)	-	(1)
Total	7,387	1,563	8,950

Schedule of credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired may be assessed based on external credit ratings or historical information:

	12.31.20	12.31.19
Customers with no external credit rating:
Group 1(i)	10,437	14,376
Group 2 (ii)	864	721
Group 3 (iii)	2,850	1,864
Total trade receivables	14,151	16,961

(i)         Relates to customers with debt to become due.

(ii)          Relates to customers with past due debt from 0 to 3 months.

(iii)          Relates to customers with past due debt from 3 to 12 months.